Fixed Assets	6 Months Ended
Jun. 30, 2025
Fixed Assets [Abstract]
Fixed assets

Note 8 - Fixed assets

				Office
	Solar	Pumped	Biogas	furniture and
	plants	storage	plants	equipment	Total
	€ in thousands
Cost
Balance as at January 1, 2025	351,414	160,844	39,643	359	552,260
Additions	31,549	6,092	574	116	38,331
Effect of changes in exchange rates	(6,495)	(6,437)	-	-	(12,932)
Balance as at June 30, 2025	376,468	160,499	40,217	475	577,659

Balance as at January 1, 2024	288,208	136,139	38,147	233	462,727
Additions	64,119	16,296	1,496	126	82,037
Transfer to disposal groups held for sale	(2,910)	-	-	-	(2,910)
Effect of changes in exchange rates	1,997	8,409	-	-	10,406
Balance as at December 31, 2024	351,414	160,844	39,643	359	552,260

Depreciation
Balance as at January 1, 2025	54,715	-	14,592	206	69,513
Depreciation for the period	6,759	-	1,359	37	8,155
Effect of changes in exchange rates	-	-	-	-	-
Balance as at June 30, 2025	61,474	-	15,951	243	77,668

Balance as at January 1, 2024	42,266	-	12,296	183	54,745
Depreciation for the year	12,939	-	2,296	23	15,258
Disposals	(490)	-	-	-	(490)
Balance as at December 31, 2024	54,715	-	14,592	206	69,513

Carrying amounts
As at June 30, 2025	314,994	160,499	24,266	232	499,991
As at December 31, 2024	296,699	160,844	25,051	153	482,747

Acquisition of fixed assets on credit

As of June 30, 2025, the Company acquired fixed assets on credit in the amount of €4.9 thousand. The cost of acquisition had not yet been paid at the reporting date.